CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (156,250)	$ (22,007)	¥ (2,467,937)	¥ (816,547)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	333,731	47,005	405,408	373,745
Noncash lease expense	47,075	6,630	53,765	40,156
Loss on the disposal of property and equipment	5,347	753	1,894	73
Provision for allowance for credit losses	24,672	3,475	5,870	2,090
Write-down of inventories	45,749	6,444	8,931	2,595
Share of loss in equity method investments	50,374	7,095	6,471	6,563
Loss on disposal of investment				110
Impairment loss of investments measured at measurement alternatives				16,500
Impairment loss of equity method investment	0		12,186	0
Impairment loss of property and equipment	0		0	0
Impairment loss of intangible assets, deferred cost and goodwill			2,097,257
Fair value change of investments	4,773	672	36,432	11,627
Share-based compensation	134,402	18,930	174,236	454,552
Loss on the disposal of business or subsidiary				585
Foreign exchange losses (gains)	10,106	1,423	(48,624)	16,607
Changes in operating assets and liabilities:
Inventories	(629,436)	(88,654)	36,412	(304,377)
Prepayments and other receivables, net	43,904	6,184	250,926	(514,815)
Amount due from related parties, net	25,661	3,614	291,045	(132,797)
Funds receivable from third party payment service providers	63,170	8,897	88,818	(280,832)
Other non-current assets	(5,180)	(730)	9,789	215
Accounts payable	458,957	64,643	14,468	14,110
Contract liabilities	(75,654)	(10,656)	(16,595)	178,079
Accrued expenses and other current liabilities	(89,672)	(12,630)	177,911	43,297
Accrued payroll and welfare	13,903	1,958	(19,753)	(9,613)
Amount due to related parties	30,428	4,286	(72,678)	27,729
Operating lease liabilities	(48,508)	(6,832)	(53,109)	(3,751)
Deferred tax liabilities	(43,654)	(6,149)	(111,826)	(143,863)
Net cash (used in) provided by operating activities	243,898	34,351	881,297	(1,017,962)
Cash flows from investing activities:
Purchase of property and equipment	(85,183)	(11,998)	(61,463)	(73,920)
Proceeds from disposal of property and equipment	1,243	175	5,517	2,896
Purchases of short-term investments	(421,798)	(59,409)	(666,252)	(787,217)
Purchases of long-term investments	(120,900)	(17,028)	(31,844)	(215,472)
Proceeds on acquisition of subsidiary, net			29,871
Prepayment for long-term investment			(180,000)
Proceeds from maturity of short-term investments	792,179	111,576	394,488	373,696
Loans to related parties	(95,000)	(13,380)	(13,000)	(166,400)
Loans to third parties	(131,691)	(18,548)	(12,000)	(37,000)
Collection of loan repayment from related parties	95,000	13,380	13,000	200,015
Collection of deposit on loans from third parties	124,163	17,488
Collection of loan repayments from third parties	14,000	1,972	5,000	33,000
Cash (used in) provided by investing activities	172,013	24,228	(516,683)	(670,402)
Cash flows from financing activities:
Proceeds from short-term borrowings	623,915	87,877	185,983	253,700
Repayment for short-term borrowings	(397,966)	(56,052)	(156,970)	(560,972)
Proceeds from exercise of options	2,822	397	2,864
Repurchase of ordinary shares	(160,068)	(22,545)	(217,920)
Proceeds from issuance of convertible redeemable preferred shares				1,138,232
Payment for convertible redeemable preferred shares issuance costs				(30,203)
Proceeds from IPO, net of issuance cost of RMB46,931				1,488,866
Cash provided by (used in) financing activities	68,703	9,677	(186,043)	2,289,623
Effect of foreign exchange rate changes on cash and cash equivalents	2,456	346	18,413	(12,993)
Net increase in cash, cash equivalents and restricted cash	487,070	68,602	196,984	588,266
Cash, cash equivalent and restricted cash at the beginning of the year	1,703,626	239,951	1,506,642	918,376
Cash, cash equivalent and restricted cash at the end of the year	2,190,696	308,553	1,703,626	1,506,642
Cash and cash equivalents	1,978,696	278,694	1,703,626	1,356,342
Restricted cash	210,000			150,300
Restricted cash included in the other non-current assets	2,000
Supplemental cash flow disclosures of operations:
Interest expenses paid	7,056	994	6,163	16,778
Cash paid for amounts included in the measurement of operating lease liabilities	49,335	6,949	56,646	37,119
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	28,003	3,944	62,609	72,913
Supplemental disclosure of non-cash investing and financing activities:
Accretion of convertible redeemable preferred shares				508,627
Exercise of warrant				10,345
Payable for preferred shares issuance costs				(5,220)
Payable for purchase of property and equipment	¥ (2,253)	$ (317)	¥ (8,193)	(3,258)
Receivable from long-term investments				¥ 22,315